Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2026
Stockholders' Equity Note [Abstract]
Schedule of Remaining Outstanding Equity Warrants

As of June 30,2026, the remaining outstanding equity warrants are summarized in the table below:

Issuance date	In connection with	Expiration date	No. of warrants issued	Exercise price per share	No. of Ordinary shares underlying warrants
2022*	Delta Drone Warrants (L.I.A. Pure Capital Ltd)	July 31, 2028	111,261	$4.00	111,261
2023	IPO Underwriter Warrants	July 31, 2028	97,500	$5.00	97,500
2023	IPO Consultant Warrants	September 20, 2028	144,606	$1.275	144,606
2023	Series A warrants	October 30, 2028	1,837,461	$1	1,837,461

*	issued on February 2, 2022 to a former parent Company

Schedule of Stock Option Activity

A summary of the stock option activity for the six months ended June 30, 2026 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2025	575,063	$1.341
Granted	514,933	$1.275
Forfeited	(87,004)	$1.333
Options outstanding as of June 30, 2026	1,002,992	$1.308
Options exercisable as of June 30, 2026	114,425	$1.275

Schedule of Fair Value of Options Granted

The Company used the Black-Scholes option-pricing model to determine the fair value of options granted during 2023 - 2026. The following assumptions were applied in determining the options’ fair value on their grant date:

	2026	2025
Risk-free interest rate	3.43% - 4.11%	3.5% - 4.37%
Expected option term (years)	3.65 - 3.79	2.6 - 3.79
Expected share price volatility	96.3% - 96.7%	95.9% - 98.0%

Schedule of RSUs Activity

A summary of the RSUs activity for the six months ended June 30, 2026 is as follows:

	Amount of RSUs	Weighted Average Grant date Fair |Value per Share
Outstanding as of December 31, 2025	586,584	$1.069
Granted	1,779,693	$1.09
Forfeited	-
Vested	(663,163)	$1.125
Unvested and Outstanding as of June 30, 2026	1,703,114	$1.068